Bank loan (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Bank loan
Current maturities of long-term bank loans	$ 201	$ 155
Long-term bank borrowings	6,040	6,255
Loans Payable to Bank, Total	$ 6,241	$ 6,410